Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other payables and accrued expenses.
Schedule of accrued expenses

	As of
In CHF thousands	June 30, 2025	December 31, 2024
Accrued expenses	11,476	12,098
Total accrued expenses	11,476	12,098